PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
PROPERTY AND EQUIPMENT [Text Block]

NOTE 3 – PROPERTY AND EQUIPMENT

Fixed assets consisted of the following at:

	June 30, 2017	March 31, 2017
Machinery and Equipment	$1,200,293	$1,012,000
Machinery under Capital Lease	735,781	735,781
Machinery - Construction in Progress	75,138	185,848
Office Equipment	79,681	79,681
Leasehold Improvements	3,979	3,979
Less: Accumulated Depreciation	(993,420)	(897,141)
Fixed Assets, net	$1,101,452	$1,120,148

Depreciation expense for the three months ended June 30, 2017 and 2016 was $96,279 and $89,439, respectively.

NOTE 3 – PROPERTY AND EQUIPMENT

Fixed assets consisted of the following at:

	March 31, 2017	March 31, 2016
Machinery and Equipment	$1,012,000	$970,728
Machinery under Capital Lease	735,781	735,781
Office Equipment	79,681	53,631
Leasehold Improvements	3,979	3,979
Less: Accumulated Depreciation	(897,149)	(537,555)
Fixed Assets, net	$1,120,148	$1,226,534

Depreciation expense for the years ended March 31, 2017 and 2016 was $359,556 and $318,328, respectively.